Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total or Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)(5)	Adjusted ROE (%)(6)
					Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)
2025	$5,004,047	24,840,979	16,124,093	26,562,877	444	382	306	16.3%
2024	$18,527,715	26,535,750	8,980,302	12,978,015	240	247	261	17.1%
2023	$6,518,006	8,676,423	4,500,392	5,468,781	189	173	239	19.2%
2022	$5,954,623	8,242,627	4,288,480	5,044,391	162	147	207	21.7%
2021	$4,748,563	7,466,350	3,242,632	3,914,949	129	167	116	15.2%

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	The following individuals are our PEO and other NEOs for each fiscal year.

Fiscal Year	PEO	Non-PEO NEOs
2025	Philip Smith	William Dunaway, Sean O’Connor, Stuart Davison, Gregory Kallinikos
2024	Sean O'Connor	William Dunaway, Philip Smith, Charles Lyon, Mark Maurer
2023	Sean O'Connor	William Dunaway, Glenn Stevens, Philip Smith, Charles Lyon
2022	Sean O'Connor	William Dunaway, Glenn Stevens, Diego Rotsztain, Charles Lyon
2021	Sean O'Connor	William Dunaway, Glenn Stevens, Diego Rotsztain, Philip Smith

Peer Group Issuers, Footnote	Our Peer Group TSR is the NYSE/Arca Securities Broker/Dealer Index and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report. Peer Group TSR value represents the cumulative TSR based on an initial $100 investment on September 30, 2020.
PEO Total Compensation Amount	$ 5,004,047	$ 18,527,715	$ 6,518,006	$ 5,954,623	$ 4,748,563
PEO Actually Paid Compensation Amount	$ 24,840,979	26,535,750	8,676,423	8,242,627	7,466,350
Adjustment To PEO Compensation, Footnote

	Fiscal Year 2021		Fiscal Year 2022		Fiscal Year 2023		Fiscal Year 2024		Fiscal Year 2025
	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)
SCT Total Compensation	$4,748,563	$3,242,632	$5,954,623	$4,288,480	$6,518,006	$4,500,392	$18,527,715	$8,980,302	$5,004,047	$16,124,093
Less: Amounts Reported under the “Change in Pension Value” Column in the SCT	—	(1,091)	—	—	—	—	—	—	—	—
Less: Amounts Reported under the "Stock Awards" Column in the SCT	(1,274,170)	(332,409)	(753,414)	(321,972)	(1,692,960)	(1,260,240)	(1,414,682)	(1,065,178)	(1,961,475)	(10,557,651)
Less: Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	(361,900)	—	—	(12,309,000)	(4,995,000)	—	(2,921,738)
Plus: Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	1,548,533	403,980	1,007,163	928,616	1,763,659	1,308,982	19,444,212	8,848,722	2,943,130	12,791,467
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	2,373,251	593,423	2,593,196	651,270	1,533,083	682,253	2,303,239	1,211,477	17,831,870	10,489,449
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	70,173	8,414	(558,941)	(140,103)	554,635	237,394	(15,734)	(2,308)	1,023,407	637,257
Compensation Actually Paid	$7,466,350	$3,914,949	$8,242,627	$5,044,391	$8,676,423	$5,468,781	$26,535,750	$12,978,015	$24,840,979	$26,562,877

Non-PEO NEO Average Total Compensation Amount	$ 16,124,093	8,980,302	4,500,392	4,288,480	3,242,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,562,877	12,978,015	5,468,781	5,044,391	3,914,949
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year 2021		Fiscal Year 2022		Fiscal Year 2023		Fiscal Year 2024		Fiscal Year 2025
	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)	PEO	Non-PEO NEOs (Avg)
SCT Total Compensation	$4,748,563	$3,242,632	$5,954,623	$4,288,480	$6,518,006	$4,500,392	$18,527,715	$8,980,302	$5,004,047	$16,124,093
Less: Amounts Reported under the “Change in Pension Value” Column in the SCT	—	(1,091)	—	—	—	—	—	—	—	—
Less: Amounts Reported under the "Stock Awards" Column in the SCT	(1,274,170)	(332,409)	(753,414)	(321,972)	(1,692,960)	(1,260,240)	(1,414,682)	(1,065,178)	(1,961,475)	(10,557,651)
Less: Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	(361,900)	—	—	(12,309,000)	(4,995,000)	—	(2,921,738)
Plus: Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	1,548,533	403,980	1,007,163	928,616	1,763,659	1,308,982	19,444,212	8,848,722	2,943,130	12,791,467
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	2,373,251	593,423	2,593,196	651,270	1,533,083	682,253	2,303,239	1,211,477	17,831,870	10,489,449
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	70,173	8,414	(558,941)	(140,103)	554,635	237,394	(15,734)	(2,308)	1,023,407	637,257
Compensation Actually Paid	$7,466,350	$3,914,949	$8,242,627	$5,044,391	$8,676,423	$5,468,781	$26,535,750	$12,978,015	$24,840,979	$26,562,877

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) versus Cumulative TSR of Company and our Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid" to our PEO and on average to our Non-PEO NEOs compared to the cumulative TSR of StoneX and the Peer Group over the four covered fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) and Net Income
The graph below illustrates the relationship between “Compensation Actually Paid" to our PEO and on average to our Non-PEO NEOs compared to net income over the four covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) and Adjusted ROE
The graph below illustrates the relationship between “Compensation Actually Paid" to our PEO and on average to our Non-PEO NEOs compared to the Adjusted ROE over the four covered fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) versus Cumulative TSR of Company and our Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid" to our PEO and on average to our Non-PEO NEOs compared to the cumulative TSR of StoneX and the Peer Group over the four covered fiscal years.

Tabular List, Table	•Adjusted ROE •Net Income •Book Value per Share
Total Shareholder Return Amount	$ 444	240	189	162	129
Peer Group Total Shareholder Return Amount	382	247	173	147	167
Net Income (Loss)	$ 306,000,000	$ 261,000,000	$ 239,000,000	$ 207,000,000	$ 116,000,000
Company Selected Measure Amount	0.163	0.171	0.192	0.217	0.152
PEO Name	Philip Smith	Sean O'Connor	Sean O'Connor	Sean O'Connor	Sean O'Connor
Additional 402(v) Disclosure
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
In accordance with rules adopted by the SEC, the following tables and accompanying discussion and charts provide information on the relationship between the “compensation actually paid” (“CAP”) to our NEOs (calculated in accordance with Item 402(v) of Regulation S-K) and certain measures of the Company’s financial performance, including total shareholder return, net income and the Company selected measure of Adjusted ROE. It includes compensation for our Principal Executive Officer (“PEO”), Mr. Philip Smith, and the average compensation for all other NEOs, or the non-PEO NEOs.
The amounts reported in this table are not additional amounts received by our chief executive officer and non-PEO NEOs to the amounts reported in the Summary Compensation Table (“SCT”). The CAP set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation Committee did not consider the pay versus performance disclosure below when making compensation decisions for any of the years presented. For further information concerning the company’s variable incentive philosophy and how the company aligns executive compensation with the company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
Compensation Actually Paid to our PEO and Non-PEO NEOs represent the "Total" compensation reported in the SCT for the applicable fiscal year, adjusted as shown below. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by, or paid to, our NEOs during the fiscal years. Total stockholder return (“TSR”) value represents the Company’s cumulative TSR based on an initial $100 investment on September 30, 2020 through the end of each applicable year, assuming reinvestment of dividends.Net income is calculated in accordance with U.S. GAAP and reflects the amounts reported in the Company’s Annual Report on Form 10-K for the applicable year.Adjusted ROE is the company-selected financial performance measure that, in our assessment, represents the most important link to compensation actually paid to our NEOs to company performance. Adjusted ROE is not a measure of financial performance under GAAP. Adjusted ROE is defined as net income subject to certain specific adjustments, divided by the average shareholder equity. See Appendix A for a reconciliation of adjusted net income, used in the calculation of Adjusted ROE, to net income calculated in accordance with U.S. GAAP.
The most important financial performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEO and non-PEO NEOs, as described in the CD&A section of this Proxy Statement, are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Book Value per Share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,943,130	19,444,212	1,763,659	1,007,163	1,548,533
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,831,870	2,303,239	1,533,083	2,593,196	2,373,251
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,023,407	(15,734)	554,635	(558,941)	70,173
PEO | Stock Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,961,475)	(1,414,682)	(1,692,960)	(753,414)	(1,274,170)
PEO | Options Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(12,309,000)	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,091)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,791,467	8,848,722	1,308,982	928,616	403,980
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,489,449	1,211,477	682,253	651,270	593,423
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	637,257	(2,308)	237,394	(140,103)	8,414
Non-PEO NEO | Stock Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,557,651)	(1,065,178)	(1,260,240)	(321,972)	(332,409)
Non-PEO NEO | Options Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,921,738)	$ (4,995,000)	$ 0	$ (361,900)	$ 0